INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of available for sale securities

	As of December 31, 2014
	Amortized Cost	Gross unrealized gains	Gross unrealized Losses	Fair value	Fair value
	RMB	RMB	RMB	RMB	US$
Available-for-sale equity security	48,952	6,788	—	55,740	8,605

	As of December 31, 2015
	Amortized Cost	Gross unrealized gains	Gross unrealized Losses	Fair value	Fair value
	RMB	RMB	RMB	RMB	US$
Available-for-sale equity security	24,555	21,818	—	46,373	7,158

Short-term investments
Schedule of Investments

	As of December 31, 2014
	Amortized Cost	Gross unrealized gains	Gross unrealized Losses	Fair value
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale equity security	6,913	—	—	6,913
Available-for-sale debt securities	67,309	11,069	—	78,378

Total	74,222	11,069	—	85,291

Long-term investments
Schedule of Investments

	As of December 31,
	2014	2015
	RMB	RMB	US$
Cost method investments	151,395	652,124	100,671
Equity method investments	131,707	199,723	30,832
Available-for-sale equity securities	55,740	46,373	7,158

Total	338,842	898,220	138,661